Share Capital (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of the effect of share-based compensation on the statements of operations
	Year ended	Year ended
	December 31,	December 31,
	2022	2021
	USD thousands	USD thousands
Research and development	448	137
General and administrative	2,763	1,882

Total share-based compensation expenses	3,211	2,019

Schedule of number and weighted average exercise prices of option
	Weighted average exercise price	Number of options	Weighted average remaining contractual life (in years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (in years)
	2022	2022	2022	2021	2021	2021
Outstanding at January 1	0.38	27,003,260	8.12	0.07	10,455,580	7.8
Acquired in Merger	-	-	-		609,535	-
Exercised	0.07	(1,970,000)	-	0.08	(134,220)	-
Forfeited	0.32	(1,240,120)	-	1.25	(1,712,275)	-
Granted	0.16	11,398,400	7.8	0.62	17,784,640	9.79

Outstanding at December 31	0.33	35,191,540	7.42	0.38	27,003,260	8.12

Schedule of assumptions used to calculate the fair value of the options
2022 grants
Weighted average share price (in U.S. dollar)(a)	0.16
Exercise price (in U.S. dollar)	0.10-0.257
Expected life of options (in years)(b)	5.51-6.28
Expected volatility(c)	83.69%-84.31%
Risk-free interest rate(d)	1.75%-4.14%
Dividend yield	0%